Inventories, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventories, Net [Abstract]
Write off inventory provision	$ (12,378)	$ 7,594	$ 3,358
Reserve of inventory write off	$ 12,378